Financial Instruments (Details 1) - USD ($)	Jun. 30, 2016	Dec. 31, 2015
Derivatives Fair Value Designated As Hedging [Line Items]
Assets	$ 1,827,000	$ 3,285,000
Liabilities	(4,588,000)	(5,646,000)
Derivatives Fair Value Not Designated As Hedging [LineItems]
Non Hedging Assets	134,819,000	140,960,000
Non Hedging Liabilities	(130,034,000)	(123,111,000)
Foreign Exchange Contract Current 1 [Member]
Derivatives Fair Value Not Designated As Hedging [LineItems]
Non Hedging Assets	26,997,000	23,908,000
Non Hedging Liabilities	(21,750,000)	(7,056,000)
Foreign Exchange Contract Non Current 1 [Member]
Derivatives Fair Value Not Designated As Hedging [LineItems]
Non Hedging Assets	0	1,062,000
Non Hedging Liabilities	(462,000)	(65,000)
embedded derivative
Derivatives Fair Value Not Designated As Hedging [LineItems]
Non Hedging Assets	0	0
Non Hedging Liabilities	(107,822,000)	(115,990,000)
Bond option
Derivatives Fair Value Not Designated As Hedging [LineItems]
Non Hedging Assets	107,822,000	115,990,000
Non Hedging Liabilities	0	0
Foreign Exchange Contract Current [Member]
Derivatives Fair Value Designated As Hedging [Line Items]
Assets	1,186,000	3,114,000
Liabilities	(1,995,000)	(2,921,000)
Interest Rate Contract Current Dollar [Member]
Derivatives Fair Value Designated As Hedging [Line Items]
Liabilities	(666,000)	(1,637,000)
Foreign Exchange Contract Non Current [Member]
Derivatives Fair Value Designated As Hedging [Line Items]
Assets	641,000	171,000
Liabilities	0	(127,000)
Interest Rate Contract Non Current Dollar [Member]
Derivatives Fair Value Designated As Hedging [Line Items]
Assets	0
Liabilities	$ (1,927,000)	$ (961,000)